MINERAL PROPERTIES, PLANT AND EQUIPMENT - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 701,175
Ending balance	769,462	$ 701,175
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,278,648	1,151,796
Additions	166,944	150,373
Disposals	(15,853)	(17,638)
Removal of fully depreciated/depleted assets		(9,152)
Change in reclamation and closure cost provision	8,652	3,269
Transfers	0	0
Ending balance	1,438,391	1,278,648
Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(577,473)	(493,167)
Depreciation and depletion	(104,009)	(106,186)
Disposals	12,553	12,728
Removal of fully depreciated/depleted assets		9,152
Ending balance	(668,929)	(577,473)
Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	283,729
Ending balance	316,178	283,729
Plant and equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	621,882	545,090
Additions	82,151	102,275
Disposals	(12,457)	(16,331)
Removal of fully depreciated/depleted assets		(9,152)
Change in reclamation and closure cost provision	0	0
Transfers	0	0
Ending balance	691,576	621,882
Plant and equipment | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(338,153)	(315,261)
Depreciation and depletion	(48,226)	(44,772)
Disposals	10,981	12,728
Removal of fully depreciated/depleted assets		9,152
Ending balance	(375,398)	(338,153)
Mineral properties subject to depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	224,228
Ending balance	245,847	224,228
Mineral properties subject to depreciation | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	463,548	393,273
Additions	42,373	33,371
Disposals	(2,962)	0
Removal of fully depreciated/depleted assets		0
Change in reclamation and closure cost provision	7,580	3,269
Transfers	28,839	33,635
Ending balance	539,378	463,548
Mineral properties subject to depreciation | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(239,320)	(177,906)
Depreciation and depletion	(55,783)	(61,414)
Disposals	1,572	0
Removal of fully depreciated/depleted assets		0
Ending balance	(293,531)	(239,320)
Mineral properties not yet subject to depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	101,990
Ending balance	80,296	101,990
Mineral properties not yet subject to depreciation | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	101,990	121,854
Additions	7,145	13,771
Disposals	0	0
Removal of fully depreciated/depleted assets		0
Change in reclamation and closure cost provision	0	0
Transfers	(28,839)	(33,635)
Ending balance	80,296	101,990
Mineral properties not yet subject to depreciation | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Depreciation and depletion	0	0
Disposals		0
Ending balance	0	0
Exploration and evaluation assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	91,228
Ending balance	127,141	91,228
Exploration and evaluation assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	91,228	91,579
Additions	35,275	956
Disposals	(434)	(1,307)
Removal of fully depreciated/depleted assets		0
Change in reclamation and closure cost provision	1,072	0
Transfers	0	0
Ending balance	127,141	91,228
Exploration and evaluation assets | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Depreciation and depletion	0	0
Disposals		0
Ending balance	$ 0	$ 0